Submission	Jan. 27, 2026
Submission [Line Items]
Central Index Key	0001521404
Registrant Name	Barings Global Short Duration High Yield Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A